Accrued Liabilities	12 Months Ended
Dec. 31, 2022
Accrued Liabilities
Accrued Liabilities

11. Accrued Liabilities

Accrued liabilities as of December 31, 2022 and 2021 consisted of the following:

	December 31, 2022	December 31, 2021
Accrued expenses	$26,676	$28,557
Accrued interest	9,362	3,692
Total	$36,038	$32,249